Investment in Available for Sale Marketable Securities (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of net recognized gains (losses) on equity investments [Abstract]
Net realized gains (losses) on investment sold or assigned	$ 0	$ (2,142)	$ (2,543)	$ (49,757)
Net unrealized gains (losses) on investments still held	223	(16,644)	(19,873)	(110,692)
Total	$ 223	$ (18,786)	$ (22,416)	$ (160,449)